UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Tatro Capital Tactical Appreciation Fund

Ticker Symbol: TCTNX

Semi - Annual Report

September 30, 2011

Investor Information: 1-877-395-5941

www.TCFunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Tatro Capital Tactical Appreciation Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

The Tatro Capital Tactical Appreciation fund began trading on May 6, 2011 with an initial net asset value (NAV) of $10.00. At the close of business on September 30, 2011 our NAV was $10.03 representing a gain of .30%. During the same period the S&P 500* declined 15.58%. In an attempt to reduce risk the fund held significant cash positions throughout this time period in addition to multiple exchange traded funds (ETF) that allowed us to profit during the market decline. While I’m proud that we were able to generate positive return during this time period I feel we could have done better to capitalize on the volatility that presented itself. There were no material changes in the management or business of Tatro Capital during this time.

As many of you know, the Tatro Capital Tactical Appreciation fund is a conversion from our firm’s former hedge fund, FlexWater, LLC. The learning curve has been steep with the new vehicle but we feel we are adjusting rapidly and have a much better grasp on the nuances that are different in the mutual fund world. One of the biggest challenges has been the psychological hurdle for me personally as I watch our NAV each day. This daily performance measure is not something I have ever been accustomed to being public information. Certainly a daily benchmark has always been kept in?house but to have this displayed for all the world to see is certainly a change. Many times our maneuvers or positioning can be contrary to the general market, such as when we begin to position to capitalize for future declining stock prices, however our timing may not be exact. This can lead to a negative daily performance despite a rising market, which has mandated shareholder education as to our strategy or market read at the time.

I feel strongly that as time goes on this will resolve itself and the confidence of our shareholders will be such that our daily NAV is not micro?managed or used as a daily litmus test for our investing skills.

Unfortunately we’re still in the process of implementing many of the tools we have been accustomed to using in our daily investment management process. Vehicles like the ability to short stock directly, trade options and futures have always been vital to our investment management strategy. At present our mutual fund is only able to utilize long?side equities, which means that to short or expose our assets to downside opportunities, we have had to use higher costing inverse exchange traded funds (ETFs) rather than pure short equities, futures or options. This has been beyond frustrating for us however as a shareholder you can rest assured that we are taking steps to rectify this situation as soon as possible. This is an internal problem we are working on which I will continue to keep you abreast of as time goes on.

There is no way to spin some market or economic opinion. Since the bottom in 2009, the stock market has had a liquidity back?stop due to Federal Reserve injected stimulus. Since the end of Quantitative Easing 2, the stock market has been forced to find its own way and so far this has not been pretty. In addition to the continued economic malaise in the United States we continue to watch Europe unravel and China attempt to navigate a soft landing.

While I believe this is precisely what must happen in the markets and the economy for a sustained recovery at some point in the future, my view is that it will come at the result of significantly lower equity prices. Certainly while this transpires there can be strong counter?trend rallies, however my goal until the technical picture changes materially, is to look to capture the potential downside opportunities when they arise, while protecting gains during upside counter trend moves. As mentioned above at present we are forced to use higher?costing inverse exchange traded funds which are designed to appreciate in value should the stock market decline. This is NOT my preferred method in attempting to capitalize on the downside but it is what I must use until other vehicles are made available to me.

The end of the year should be quite interesting as earnings season gives way to what is typically bullish seasonality. I am well aware of these seasonal patterns in addition to the political incentive to begin using every method possible to increase the value of the stock market ahead of the November 2012 elections. Should these forces derail the bear market for the time being we will be forced to re?evaluate our position and market read.

We look forward to serving you in the future and regardless of what the market sends our way will attempt to navigate the opportunities in a tactical manner with an eye on asset appreciation.

Until next time. Quint Tatro

*The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large?cap stocks. You cannot invest directly in an index.

2259-NLD-10/24/2011

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares		Market Value

	EXCHANGE TRADED FUNDS - 21.03%
	EQUITY FUND - 21.03%
64,000	ProShares UltraShort QQQ *	$ 3,480,960
20,000	ProShares UltraShort Real Estate *	348,200
	TOTAL EXCHANGE TRADED FUNDS	3,829,160
	( Cost - $3,615,167)

	SHORT-TERM INVESTMENTS - 93.15%
16,962,165	Dreyfus Treasury Prime Cash Management, 0.00%+	16,962,165
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $16,962,165)

	TOTAL INVESTMENTS - 114.18%
	( Cost - $20,577,332) (a)	$ 20,791,325
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.18%)	(2,581,515)
	NET ASSETS - 100.00%	$ 18,209,810

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 213,993
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		-
Net unrealized appreciation		$ 213,993

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $20,577,332)	$ 20,791,325
Receivable for Securities Sold	847,878
Receivable for Fund Shares Sold	20,000
Dividends and Interest Receivable	6,562
Prepaid Expenses and Other Assets	3,712
Total Assets	21,669,477

Liabilities:
Payable for Securities Purchased	3,420,509
Accrued Advisory Fees	3,764
Accrued Distribution Fees	3,595
Payable to Other Affiliates	7,834
Accrued Expenses and Other Liabilities	23,965
Total Liabilities	3,459,667

Net Assets (Unlimited shares of no par value interest authorized;
1,815,851 shares outstanding)	$ 18,209,810

Investor Class Shares:
Net Asset Value, Offering and Redemption Price Per Share
($18,209,810 / 1,815,851 shares of beneficial interest outstanding)	$ 10.03

Composition of Net Assets:
At September 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 17,985,304
Accumulated Net Investment Loss	(55,013)
Accumulated Net Realized Gain From Security Transactions	65,526
Net Unrealized Appreciation on Investments	213,993
Net Assets	$ 18,209,810

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ending September 30, 2011 *

Investment Income:
Dividend Income	$ 36,141
Interest Income	3,373
Total Investment Income	39,514

Expenses:
Investment Advisory Fees	57,526
Administration Fees	15,037
Distribution Fees	14,381
Registration & Filing Fees	12,082
Fund Accounting Fees	11,821
Transfer Agent Fees	8,104
Audit Fees	6,681
Legal Fees	6,042
Chief Compliance Officer Fees	5,437
Printing Expense	4,028
Custody Fees	3,424
Trustees' Fees	2,014
Insurance Expense	1,611
Miscellaneous Expenses	806
Total Expenses	148,994
Less: Fees Waived by Adviser	(54,467)
Net Expenses	94,527
Net Investment Loss	(55,013)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	65,526
Net Change in Unrealized Appreciation on Investments	213,993
Net Realized and Unrealized Gain on Investments	279,519

Net Increase in Net Assets Resulting From Operations	$ 224,506

_____
*The Fund commenced operations on May 5, 2011.

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
September 30, 2011 *
Operations:	(Unaudited)
Net Investment Loss	$ (55,013)
Net Realized Gain on Investments	65,526
Net Change in Unrealized Appreciation on Investments	213,993

Net Increase in Net Assets
Resulting From Operations	224,506

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,935,478 shares)	19,150,598
Cost of Shares Redeemed (119,627 shares)	(1,165,294)
Total Beneficial Interest Transactions	17,985,304

Increase in Net Assets	18,209,810

Net Assets:
Beginning of Period	-

End of Period (including accumulated net investment	$ 18,209,810
loss of $55,013)

_____
*The Fund commenced operations on May 5, 2011.

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	September 30, 2011 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.04)
Net gain from securities
(both realized and unrealized)	0.07
Total from operations	0.03

Distributions to shareholders from:
Net realized gains	-

Net Asset Value, End of Period	$ 10.03

Total Return (b)	0.30%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 18,210
Ratio of expenses to average net assets, (e)
before reimbursement	2.58%	(c)
net of reimbursement	1.65%	(c)
Ratio of net investment loss to average net assets (e)	(0.95%)	(c)
Portfolio turnover rate	3,147%	(d)

__________
*The Fund commenced operations on May 5, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

           September 30, 2011

1.

ORGANIZATION

Tatro Capital Tactical Appreciation Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is growth of capital.

Tatro Capital Tactical Appreciation Fund was organized originally as a limited liability company in July 2007.  Effective as of the close of business on May 4, 2011, the predecessor company was reorganized into a Delaware statutory trust as a registered investment company.  Tatro Capital Tactical Appreciation Fund commenced operations on May 5, 2011 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited liability company.

The Fund currently offers Investor Class shares which are offered at net asset value.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 3,829,160	$ -	$ -	$ 3,829,160
Short-Term Investments	16,962,165	-	-	16,962,165
Total	$ 20,791,325	$ -	$ -	$ 20,791,325

         The Fund did not hold any Level 3 securities during the period.

            There were no significant transfers between Level 1 and Level 2 during the current period presented.

             It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

           * Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

           September 30, 2011

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Tatro Capital, LLC. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period ended September 30, 2011, the Adviser earned advisory fees of $57,526.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.65% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended September 30, 2011, the Adviser waived fees and reimbursed expenses of $54,467, all of which is subject to recapture by the Adviser until 2014.

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

           September 30, 2011

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred $5,437 expenses for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended September 30, 2011, GemCom received $1,373 for providing such services.  The Printing Expense listed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Distribution Plan (the “Plan”) under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended September 30, 2011, the Fund incurred distribution fees of $14,381.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended September 30, 2011 amounted to $151,473,900 and $147,923,794, respectively.

Tatro Capital Tactical Appreciation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

           September 30, 2011

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Dreyfus Treasury Prime Cash Management Fund, (the “Dreyfus Treasury Fund”).  The Fund may redeem its investment from the Dreyfus Treasury Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Treasury Fund.  The financial statements of the Dreyfus Treasury Fund, including the portfolio of investments, can be found at www.investment-professionals.dreyfus.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2011 the percentage of the Funds’ net assets invested in the Dreyfus Treasury Fund was 93.15%.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards  (“IFRS”).    ASU No.

2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact the amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Tatro Capital Tactical Appreciation Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

                    September 30, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Expenses Paid During the Period (4/1/11 to 9/30/11)
Actual*	$1,000.00	$1,003.00	$6.70
Hypothetical** (5% return before expenses)	$1,000.00	$1,016.80	$8.34

 *Expenses Paid During Period- Actual are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over  the period, multiplied by 148 days and divided by 365 (to reflect the number of days in the period from May 5, 2011, commencement of operations, through September 30, 2011).

**Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over  the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ended September 30, 2011).

PORTFOLIO ANALYSIS (Unaudited) September 30, 2011
Percent of Net Assets
Short-Term Investments	93.15%
Exchange Traded Funds	21.03%
Liabilities in Excess of Other Assets	(14.18)%
Total	100.00%

Approval of Advisory Agreement –Tatro Capital Tactical Appreciation Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Tatro Capital, LLC (the “Adviser”) and the Trust, on behalf of Tatro Capital Tactical Appreciation Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing hedge funds.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Tatro Capital, LLC

104 Richmond Ave

Nicholasville, KY 40356

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-395-5941 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-395-5941.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/11